INVENTORIES	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
INVENTORIES
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2025, and June 30, 2025, consisted of the following:

	September 30, 2025	June 30, 2025

Manufactured bio produce	$77,637	$77,399
Trading goods	206,717	207,162
	$284,354	$284,561

Trading goods represent bio asphalt products purchased from an external supplier.

NOTE 5 - INVENTORIES

Inventories as of June 30, 2025 and 2024 consisted of the following:

	As of June 30,
	2025	2024

Manufactured bio produce	$77,399	$70,560
Trading goods	207,162	238,584
	$284,561	$309,144

Trading goods represent bio asphalt products purchased from an external supplier.